Goodwill and Other Intangible Assets Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			6 Months Ended	2 Months Ended	4 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 02, 2014	Feb. 17, 2012	Apr. 27, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 207	$ 60	$ 43
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	357
Finite-Lived Intangible Assets, Amortization Expense, Year Two	357
Finite-Lived Intangible Assets, Amortization Expense, Year Three	357
Finite-Lived Intangible Assets, Amortization Expense, Year Four	357
Finite-Lived Intangible Assets, Amortization Expense, Year Five	357
Contractual customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	10,761	1,747
Finite-Lived Intangible Assets, Accumulated Amortization	$ (310)	$ (105)
Access Midstream Partners Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				30 years
Acquired Finite-lived Intangible Asset, Weighted-Average Period before Renewal or Extension				17 years
Laser Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life					30 years
Acquired Finite-lived Intangible Asset, Weighted-Average Period before Renewal or Extension					9 years
Caiman Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life						30 years
Acquired Finite-lived Intangible Asset, Weighted-Average Period before Renewal or Extension						18 years